Income Tax Matters	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Matters

Note 12 - Income Tax Matters

The significant components of income tax expense (benefit) for the years ended December 31, 2015, 2014 and 2013 are summarized as follows:

	2015	2014	2013
	(dollars in thousands)
Current tax expense (benefit):
Federal	$389	$11	$(98)
State	81	44	2

Total	470	55	(96)

Deferred tax expense (benefit):
Federal	228	458	285
State	108	135	153

Total	336	593	438

Net provision for income taxes	$806	$648	$342

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:

	2015	2014	2013
	(dollars in thousands)
Tax computed at the statutory federal rate	$956	$791	$441
Increases (decrease) resulting from:
Tax exempt interest, net	(280)	(252)	(229)
State income taxes, net of federal benefit	125	118	102
Other	5	(9)	28

Provision for income taxes	$806	$648	$342

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31, 2015, 2014 and 2013 are as follows:

	2015	2014	2013
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$1,057	$1,395	$1,934
Deferred compensation	1,080	975	853
Other	555	701	856
Net unrealized loss on securities available for sale	109	—	289

Total deferred tax assets	2,801	3,071	3,932
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	—	(157)	—
Premises and equipment	(319)	(371)	(487)
Deferred loans fees and costs	(213)	(198)	(199)
Loan servicing	(176)	(182)	(201)

Total deferred tax liabilities	(708)	(908)	(887)

Net recorded deferred tax asset	$2,093	$2,163	$3,045

The net deferred tax asset is included in other assets on the accompanying consolidated balance sheets.